PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance at beginning of period	€ 155,335
Provision	60,996
Use and other changes	(36,358)
Releases	(30,712)
Translation differences	1,489
Reclassification and other movements	118
Balance at end of period	150,868	€ 155,335
Warranty and recall campaigns
Disclosure of other provisions [line items]
Balance at beginning of period	106,942
Provision	45,047
Use and other changes	(33,695)
Releases	(9,868)
Translation differences	341
Reclassification and other movements	0
Balance at end of period	108,767	106,942
Legal proceedings and disputes
Disclosure of other provisions [line items]
Balance at beginning of period	26,349
Provision	3,643
Use and other changes	(596)
Releases	(16,111)
Translation differences	326
Reclassification and other movements	90
Balance at end of period	13,701	26,349
Other risks
Disclosure of other provisions [line items]
Balance at beginning of period	22,044
Provision	12,306	7,526	€ 12,393
Use and other changes	(2,067)
Releases	(4,733)
Translation differences	822
Reclassification and other movements	28
Balance at end of period	€ 28,400	€ 22,044